Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
18.	Revenue

	2024	2023	2022
	USD	USD	USD
Type of goods or services
I-Guarding Services*	10,236,195	10,452,263	4,960,585
Man Guarding Services	120,354	150,314	12,193
Others (a)	134,119	53,416	33,567
	10,490,668	10,655,993	5,006,345

*	The I-Guarding services include project installation services amount to USD 418,874, USD 339,568 and USD 749,021 for the years ended December 31, 2024, 2023 and 2022 for which revenue is recognized at a point in time (b).

	2024	2023	2022
	USD	USD	USD
Timing of transfer of goods or services
At a point of time (refer (a) and (b) above)	552,993	392,984	782,588
Over time	9,937,675	10,263,009	4,223,757
	10,490,668	10,655,993	5,006,345